Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Labor obligations
Total	$ 200,199
2024
Labor obligations
Total	12,894
2025
Labor obligations
Total	1,787
2026
Labor obligations
Total	5,398
2027
Labor obligations
Total	6,108
From 2028 and later
Labor obligations
Total	174,012
Defined benefit plan
Labor obligations
Total	147,991
Defined benefit plan | 2024
Labor obligations
Total	10,772
Defined benefit plan | 2026
Labor obligations
Total	2,816
Defined benefit plan | 2027
Labor obligations
Total	3,574
Defined benefit plan | From 2028 and later
Labor obligations
Total	130,829
Seniority premium Benefits
Labor obligations
Total	52,208
Seniority premium Benefits | 2024
Labor obligations
Total	2,122
Seniority premium Benefits | 2025
Labor obligations
Total	1,787
Seniority premium Benefits | 2026
Labor obligations
Total	2,582
Seniority premium Benefits | 2027
Labor obligations
Total	2,534
Seniority premium Benefits | From 2028 and later
Labor obligations
Total	$ 43,183